Note 21 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 201 9						December 31, 2018
			Fair value hierarchy
(Dollars in thousands)	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3	Contract amount	Carrying amount	Estimated fair value	Contract amount
Financial assets:
Cash and cash equivalents	$44,399	44,399	44,399				20,709	20,709
Securities available for sale	107,592	107,592		107,592			79,859	79,859
Equity securities	167	167		167			121	121
Loans held for sale	3,606	3,606		3,606			3,444	3,444
Loans receivable, net	596,392	600,863		600,863			586,688	578,978
FHLB stock	854	854		854			867	867
Accrued interest receivable	2,251	2,251		2,251			2,356	2,356
Financial liabilities:
Deposits	673,870	673,945		673,945			623,352	623,439
Accrued interest payable	420	420		420			346	346
Off-balance sheet financial instruments:
Commitments to extend credit	14	14				178,804	40	40	146,978
Commitments to sell loans	(16)	(16)				10,098	(56)	(56)	7,289